Fair Value Disclosures (Assets Measured At Fair Value On Non-Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 26, 2013	Jun. 27, 2012
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	$ 333	$ 1,586
Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	100	4,109
Fair Value Measurements Using Level 1 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	0
Fair Value Measurements Using Level 1 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	0
Fair Value Measurements Using Level 2 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	0	0
Fair Value Measurements Using Level 2 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	100	4,109
Fair Value Measurements Using Level 3 [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	333	1,586
Fair Value Measurements Using Level 3 [Member] | Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Fair value of impaired long-lived asset	$ 0	$ 0